Quarterly Holdings Report
for
Fidelity® SAI Canada Equity Index Fund
January 31, 2025

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
CAE-NPRT1-0425
1.9912336.100
Common Stocks - 99.5%
	Shares	Value ($)
BRAZIL - 1.3%
Materials - 1.3%
Metals & Mining - 1.3%
Wheaton Precious Metals Corp	607,873	37,927,494
CANADA - 96.7%
Communication Services - 1.0%
Diversified Telecommunication Services - 0.6%
BCE Inc	99,927	2,379,656
Quebecor Inc Class B	209,897	4,659,082
TELUS Corp	666,634	9,669,141
		16,707,879
Wireless Telecommunication Services - 0.4%
Rogers Communications Inc Class B	479,947	13,182,980
TOTAL COMMUNICATION SERVICES		29,890,859

Consumer Discretionary - 3.2%
Automobile Components - 0.5%
Magna International Inc	365,620	14,495,493
Broadline Retail - 1.5%
Canadian Tire Corp Ltd Class A	69,914	7,871,007
Dollarama Inc	376,643	35,641,595
		43,512,602
Hotels, Restaurants & Leisure - 0.9%
Restaurant Brands International Inc	411,921	25,327,182
Textiles, Apparel & Luxury Goods - 0.3%
Gildan Activewear Inc	189,322	9,763,432
TOTAL CONSUMER DISCRETIONARY		93,098,709

Consumer Staples - 4.2%
Consumer Staples Distribution & Retail - 4.0%
Alimentation Couche-Tard Inc	1,016,150	53,661,893
Empire Co Ltd Class A	177,527	5,220,700
George Weston Ltd	78,997	12,210,876
Loblaw Cos Ltd	203,499	25,480,956
Metro Inc/CN	283,657	17,723,805
		114,298,230
Food Products - 0.2%
Saputo Inc	340,774	5,662,567
TOTAL CONSUMER STAPLES		119,960,797

Energy - 17.1%
Oil, Gas & Consumable Fuels - 17.1%
ARC Resources Ltd	794,093	13,599,597
Cameco Corp	583,121	28,836,073
Canadian Natural Resources Ltd	2,831,970	86,029,846
Cenovus Energy Inc	1,838,389	26,588,872
Enbridge Inc	2,917,644	126,173,273
Imperial Oil Ltd	245,452	16,326,312
Keyera Corp	307,088	8,713,874
MEG Energy Corp	356,690	5,848,504
Parkland Corp	187,187	4,166,580
Pembina Pipeline Corp	777,462	28,063,203
Suncor Energy Inc	1,690,686	63,434,897
TC Energy Corp	1,390,205	62,644,597
Tourmaline Oil Corp	472,680	21,533,796
		491,959,424
Financials - 37.1%
Banks - 23.1%
Bank of Montreal	977,336	96,755,154
Bank of Nova Scotia/The	1,657,891	84,825,248
Canadian Imperial Bank of Commerce	1,263,615	79,598,138
National Bank of Canada	456,275	40,496,035
Royal Bank of Canada	1,896,092	231,155,318
Toronto Dominion Bank	2,342,053	133,608,294
		666,438,187
Capital Markets - 5.6%
Brookfield Asset Management Ltd Class A	475,801	28,475,709
Brookfield Corp Class A	1,831,733	111,994,904
IGM Financial Inc	114,122	3,661,547
Onex Corp Subordinate Voting Shares	84,200	6,458,027
TMX Group Ltd	371,865	11,508,919
		162,099,106
Insurance - 8.4%
Fairfax Financial Holdings Ltd Subordinate Voting Shares	27,701	37,286,516
Great-West Lifeco Inc	374,160	12,097,415
iA Financial Corp Inc	125,806	11,617,589
Intact Financial Corp	238,982	42,448,965
Manulife Financial Corp	2,356,788	70,475,802
Power Corp of Canada Subordinate Voting Shares	752,747	22,815,224
Sun Life Financial Inc	773,809	44,623,066
		241,364,577
TOTAL FINANCIALS		1,069,901,870

Industrials - 11.1%
Aerospace & Defense - 0.3%
CAE Inc (b)	427,046	10,069,747
Commercial Services & Supplies - 1.1%
Element Fleet Management Corp	542,455	10,656,133
RB Global Inc	246,889	22,091,628
		32,747,761
Construction & Engineering - 1.5%
Stantec Inc	152,808	11,825,311
WSP Global Inc	174,632	29,634,630
		41,459,941
Ground Transportation - 6.6%
Canadian National Railway Co	716,901	74,888,987
Canadian Pacific Kansas City Ltd	1,250,278	99,361,551
TFI International Inc	107,684	14,191,897
		188,442,435
Passenger Airlines - 0.1%
Air Canada (b)	235,269	3,174,476
Professional Services - 1.2%
Thomson Reuters Corp	210,873	35,436,414
Trading Companies & Distributors - 0.3%
Toromont Industries Ltd	109,758	8,752,093
TOTAL INDUSTRIALS		320,082,867

Information Technology - 11.6%
IT Services - 7.7%
CGI Inc Class A	272,826	32,162,437
Shopify Inc Class A (b)	1,624,637	189,599,671
		221,762,108
Software - 3.9%
Constellation Software Inc/Canada	26,975	88,218,746
Descartes Systems Group Inc/The (b)	114,517	13,255,716
Open Text Corp	355,698	10,465,233
		111,939,695
TOTAL INFORMATION TECHNOLOGY		333,701,803

Materials - 8.4%
Chemicals - 1.2%
Nutrien Ltd	662,904	34,213,664
Containers & Packaging - 0.3%
CCL Industries Inc Class B	200,425	9,955,400
Metals & Mining - 6.7%
Agnico Eagle Mines Ltd/CA	672,090	62,466,659
Barrick Gold Corp	2,348,839	38,399,845
Franco-Nevada Corp	257,829	35,049,558
Kinross Gold Corp	1,646,789	18,548,826
Pan American Silver Corp	486,375	11,281,316
Teck Resources Ltd Class B	610,339	24,932,622
		190,678,826
Paper & Forest Products - 0.2%
West Fraser Timber Co Ltd	73,227	6,349,010
TOTAL MATERIALS		241,196,900

Real Estate - 0.4%
Real Estate Management & Development - 0.3%
FirstService Corp Subordinate Voting Shares	54,241	9,864,409
Residential REITs - 0.1%
Canadian Apartment Properties REIT	109,329	3,047,385
TOTAL REAL ESTATE		12,911,794

Utilities - 2.6%
Electric Utilities - 2.0%
Emera Inc	386,272	14,676,396
Fortis Inc/Canada	663,304	28,250,950
Hydro One Ltd (c)(d)	441,361	13,732,648
		56,659,994
Gas Utilities - 0.3%
AltaGas Ltd	398,868	9,204,963
Independent Power and Renewable Electricity Producers - 0.2%
Brookfield Renewable Corp	180,477	4,808,250
Multi-Utilities - 0.1%
Canadian Utilities Ltd Class A	178,076	4,159,823
TOTAL UTILITIES		74,833,030

TOTAL CANADA		2,787,538,053
CHILE - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Lundin Mining Corp	989,560	7,816,527
CONGO DEMOCRATIC REPUBLIC OF - 0.4%
Materials - 0.4%
Metals & Mining - 0.4%
Ivanhoe Mine Ltd Class A (b)	995,594	10,693,379
UNITED STATES - 0.5%
Industrials - 0.5%
Commercial Services & Supplies - 0.5%
GFL Environmental Inc Subordinate Voting Shares	306,765	13,234,366
ZAMBIA - 0.4%
Materials - 0.4%
Metals & Mining - 0.4%
First Quantum Minerals Ltd (b)	950,101	11,891,380
TOTAL COMMON STOCKS (Cost $2,859,413,774)		2,869,101,199

U.S. Treasury Obligations - 0.0%
	Yield (%) (f)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 2/20/2025 (g) (Cost $336,215)	4.46	337,000	336,324

Money Market Funds - 0.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h) (Cost $7,332,612)	4.37	7,331,146	7,332,612

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $2,867,082,601)	2,876,770,135
NET OTHER ASSETS (LIABILITIES) - 0.2% (e)	7,023,416
NET ASSETS - 100.0%	2,883,793,551

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
TME S&P/TSX 60 Index Contracts (Canada)	69	Mar 2025	14,645,557	489,797	489,797

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $13,732,648 or 0.5% of net assets.

(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $13,732,648 or 0.5% of net assets.

(e)	Includes $316,707 of cash collateral to cover margin requirements for futures contracts.
(f)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $336,324.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	14,668,808	146,208,278	153,544,474	149,564	-	-	7,332,612	7,331,146	0.0%
Total	14,668,808	146,208,278	153,544,474	149,564	-	-	7,332,612	7,331,146

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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